Stock-based Compensation - Restricted stock awards (Details) - Restricted Stock Units (RSUs) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Shares
Restricted stock units at beginning of year (in shares)	21,830,868	1,850,868	1,325,868
Granted (in shares)		20,468,400	525,000
Forfeited (in shares)	125,000	488,400
Restricted stock units at end of year (in shares)	21,705,868	21,830,868	1,850,868
Weighted Average Grant-Date Fair Value
Restricted stock units at beginning of year (in dollars per share)	$ 1.51	$ 0.66	$ 0.63
Granted (in dollars per share)		1.59	0.75
Forfeited (in dollars per share)	1.77	1.75
Restricted stock units at end of year (in dollars per share)	$ 1.51	$ 1.51	$ 0.66